      As filed with the Securities and Exchange Commission on January 28, 2000



                                                      Registration No. 33-44964
                                       Investment Company Act File No. 811-6526

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                      -------------------------------------

                                    FORM N-1A


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X /
          Pre-Effective Amendment No. __                              /   /
          Post-Effective Amendment No. 65                             / X /



                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       / X /
                              AMENDMENT NO. 67                        / X /




                        (Check appropriate box or boxes)

                               THE COVENTRY GROUP
               (Exact Name of Registrant as Specified in Charter)
                     3435 Stelzer Road, Columbus, Ohio 43219
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number: (614) 470-8000
                      -------------------------------------

                              Jane A. Kanter, Esq.
                             Dechert Price & Rhoads
                               1775 Eye Street, NW
                              Washington, DC 20006

                      -------------------------------------
                    (Name and Address of Agent for Services)
                                   Copies to:

                                 Walter B. Grimm
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219



It is proposed that this filing will become effective on January 29, 2000 pursuant to paragraph (b) of Rule 485.

                                   QUESTIONS?
             Call 1-877-945-3863 or your investment representative.

                                   WILLAMETTE
                                   SMALL CAP
                                  GROWTH FUND

                         WILLAMETTE ASSET MANAGERS LOGO
                                ---------------

                       PROSPECTUS DATED JANUARY 29, 2000

                                ---------------
    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE FUND'S SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS
      ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                                     CRIME.

         WILLAMETTE SMALL CAP GROWTH FUND          TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

Carefully review this                             3  Willamette Small Cap Growth Fund
important section, which
summarizes the Fund's
investments, risks, past
performance, and fees.

                                                INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Review this section for                           5  Investment Objective, Policies and Strategies
details on investment                             5  Principal Risks of Investing in the Fund
strategies and risks.

                                                SHAREHOLDER INFORMATION

Review this section for                           7  Pricing of Fund Shares
details on how shares are                         7  Purchasing and Adding to Your Shares
valued, how to purchase,                         10  Selling Your Shares
sell and exchange shares,                        11  General Policies on Selling Shares
related charges, and                             12  Distribution Arrangements/Sales Charges
payments of dividends and                        14  Exchanging Your Shares
distributions.                                   15  Dividends, Distributions and Taxes

                                                FUND MANAGEMENT

Review this section for                          16  The Investment Adviser and Sub-Adviser
details on the people and                        16  The Distributor and Administrator
organizations who oversee
the Fund.

                                                FINANCIAL HIGHLIGHTS

Review this section for                          17  Financial Highlights
details on selected
financial highlights of the
Fund.

                                                     WILLAMETTE SMALL CAP
            RISK/RETURN SUMMARY AND FUND EXPENSES             GROWTH FUND
-


    INVESTMENT OBJECTIVE              The Fund seeks to provide long-term capital appreciation.

    PRINCIPAL                         The Fund invests primarily in equity securities of small
    INVESTMENT STRATEGIES             domestic and foreign issuers that the Sub-Adviser believes have rapid growth potential. Currently, an issuer with
                                      market capitalization of $1.5 billion or less at the time of purchase by the Fund is considered to be "small".

    PRINCIPAL                         Because the value of the Fund's investments will fluctuate
    INVESTMENT RISKS                  with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the
                                      Fund, or the Fund could underperform other investments.
                                      Stocks of small companies may be more volatile than those of large companies and these companies may be more vulnerable to economic changes. This can cause significant and rapid
                                      changes in the value of the Fund's assets and its shares.
                                      Some of the Fund's holdings may underperform its other
                                      holdings. The Fund may invest a portion of its assets in
                                      foreign securities which can carry additional risks such as changes in currency exchange rates, a lack of adequate
                                      company information and political instability. As with any new fund, there is a risk that the Fund may not grow to a
                                      viable size and may have to be liquidated at a time that is not necessarily good for investors.

    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                   - investing for a long-term goal such as retirement (five
                                        year investment horizon);
                                      - looking to add a growth component to your portfolio;
                                      - willing to accept higher risks of investing in stock of
                                        smaller issuers.

                                      This Fund will not be appropriate for someone:
                                      - seeking monthly income;
                                      - pursuing a short-term goal or investing emergency
                                        reserves;
                                      - seeking safety of principal.

    FUND PERFORMANCE                  Because the Fund commenced operations only on April 1, 1999, it does not yet have a full calendar year for comparing its performance against a broad measure of market performance.

   RISK/RETURN SUMMARY AND FUND EXPENSES

-

                                                 FEES AND EXPENSES

                                                SHAREHOLDER TRANSACTION FEES
                                                (FEES PAID BY YOU DIRECTLY)
                                                Maximum sales charge (load) on
                                                purchases                                    4.50%(1)
                                                Maximum deferred sales charge (load)          None
                                                Annual Fund Operating Expenses
                                                (expenses paid from Fund assets)
                                                Management Fee(2)                            1.20%
                                                Distribution and Service (12b-1) fee         0.50%
                                                Other Expenses                               1.28%

                                                Total Fund Operating Expenses                2.98%

                                    (1) Lower sales charges are available
                                        depending upon the amount invested. See
                                        "Distribution Arrangements."

                                    (2) The Adviser pays fees of the Sub-Adviser
                                        out of its fees from the Fund.

                                                 EXPENSE EXAMPLE

                                                                                      1        3        5       10
                                                                                   YEAR    YEARS    YEARS    YEARS
                                                SMALL CAP GROWTH FUND              $737.. $1,330   $1,947   $3,601

   As an investor in the
   Fund, you will pay the
   following fees and
   expenses. Shareholder
   transaction fees are paid
   from your account. Annual
   Fund operating expenses
   are paid out of Fund
   assets, and are reflected
   in the share price.

   Use this table to compare
   fees and expenses with those
   of other funds. It
   illustrates the amount of
   fees and expenses you would
   pay, assuming the following:

     - $10,000 investment;

     - 5% annual return;

     - redemption at the end of
       each period;

     - no changes in the Fund's
       operating expenses.

   Because this example is
   hypothetical and for
   comparison purposes only,
   your actual costs are likely
   to be different.

            INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

   WILLAMETTE SMALL CAP GROWTH FUND

   TICKER SYMBOL:  WILGX

   INVESTMENT OBJECTIVE

   The Fund's investment objective is to provide long term capital appreciation.

   POLICIES AND STRATEGIES

   The Fund, under normal market conditions, will invest primarily (at least 65% of the value of its total assets) in equity securities of small domestic and foreign issuers. The Fund currently considers "small" issuers to be those with market capitalization of $1.5 billion or less at the time of purchase by the Fund. The Fund may continue to hold companies in its portfolio even after their market capitalizations exceed $1.5 billion. The Sub-Adviser will select investments it believes have potential for rapid growth in earnings or revenues due to expanded operations, new products, new technologies, new channels of distribution, revitalized management or general industry conditions. Current income will not be a factor in selecting investments for the Fund.

   The Fund will invest primarily in stock of U.S. issuers but it may also invest in stock of foreign issuers. The Fund may invest up to 15% of its foreign securities that are not listed on a securities exchange and foreign debt securities that are not US dollar-denominated. The Fund may invest in U.S. and foreign government obligations and money market instruments; under abnormal market conditions, the Fund may invest without limit in these securities, which may cause the Fund to fail to achieve its investment objective. The Fund has not established minimum quality standards for its investments in debt securities.

   The Fund may additionally invest in put and call options, futures contracts and options on futures contracts, and restricted or illiquid securities. It may also lend its portfolio securities and may invest in securities of other investment companies, which results in some duplication of expenses for Fund shareholders.
-

   PRINCIPAL RISKS OF INVESTING IN THE FUND

   An investment in the Fund is subject to investment risks, and you can lose money on your investment. More specifically, the Fund may be affected by the following types of risks:

   EQUITY RISK: The value of the equity securities held by the Fund, and thus of the Fund's shares, can fluctuate -- at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. The fact that the Adviser follows a specific discipline can provide no assurance against a decline in the value of the Fund's shares.

   SMALL COMPANY RISK: Stocks of smaller companies may have greater risks than those of larger companies. Small company stocks may have a thinner trading market and be more volatile, and small companies may be more sensitive to changes in the economy. These factors may cause rapid and substantial changes in the value of the Fund's assets and of its shares.

-

   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

-

   PRINCIPAL RISKS OF INVESTING IN THE FUND
   CONTINUED

   MARKET RISK: The Fund's portfolio securities can be affected by events that affect the securities markets generally or particular segments of the market in which the Fund has invested. Factors that are part of market risk include interest rate fluctuations, quality of instruments in the Fund's portfolio, national and international economic and political conditions and general market conditions and market psychology.

   FOREIGN SECURITIES RISK: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Fund's investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

   The Fund's fixed income investments are particularly subject to:

   INTEREST RATE RISK: The value of the Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline.

  CREDIT RISK: The value of the Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

   RISKS OF LOWER RATED SECURITIES: The Fund has not established minimum quality standards for its investments in debt securities and it may invest in "junk" bonds. Securities rated BBB or Baa by Standard and Poors Corporation (S&P)or Moody's Investors Service (Moody's) may have speculative characteristics, and securities rated BB or Ba and unrated securities are subject to higher risk of non-payment of principal or interest, or both, that higher rated securities.

   HEDGING RISKS: The Fund's hedging activities, although they are designed to help offset negative movements in the markets for the Fund's investments, will not always be successful. Moreover, they can cause the Fund to lose money or fail to get the benefit of a gain. Among other things, these negative effects can occur if the market moves in a direction that the Fund's investment adviser does not expect or if the Fund cannot close out its position in a hedging instrument.

   SECURITIES LENDING RISK: Although the Fund's loans of portfolio securities will be fully collateralized and marked to market throughout the period of the loan, the Fund may experience delays in getting the securities returned and may not receive mark-to-market payments if the borrower enters bankruptcy or has other financial problems.

            SHAREHOLDER INFORMATION

-

   PRICING OF FUND SHARES

   ----------------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities
  ------------------------------------------------------------------------------
        Number of Shares
           Outstanding
   You can find the Fund's NAV
   daily in The Wall Street
   Journal and other
   newspapers.

   ---------------------------
                                          Per share net asset value (NAV) for
                                          the Fund is determined and its shares
                                          are priced at the earlier of the close
                                          of regular trading on the New York
                                          Stock Exchange or 4:00 p.m. Eastern
                                          time on days the Exchange is open.

                                          Your order for purchase, sale or
                                          exchange of shares is priced at the
                                          next NAV calculated after your order
                                          is accepted by the Fund plus any
                                          applicable sales charge as noted in
                                          the section on "Distribution
                                          Arrangements/Sales Charges." This is
                                          what is known as the offering price.

                                          The Fund's securities are generally
                                          valued at current market prices. If
                                          market quotations are not available,
                                          prices will be based on fair value as
                                          determined by the Fund's Trustees.

-  PURCHASING AND ADDING TO YOUR SHARES
   You may purchase the Fund
   through the Distributor or
   through investment
   representatives, who may
   charge additional fees and
   may require higher minimum
   investments or impose other
   limitations on buying and
   selling shares. If you
   purchase shares through an
   investment representative,
   that party is responsible
   for transmitting orders by
   close of business and may
   have an earlier cut-off
   time for purchase and sale
   requests. Consult your
   investment representative
   for specific information.

                                                                                 MINIMUM      MINIMUM
                                                                                 INITIAL     SUBSEQUENT
                                                             ACCOUNT TYPE       INVESTMENT   INVESTMENT
                                                        Regular                   $1,000        $100
                                                        -----------------------------------------------
                                                        Retirement                $  250        $ --
                                                        -----------------------------------------------
                                                        Automatic Investment
                                                        Plan                      $  250        $ 25

                                          All purchases must be in U.S. dollars.
                                          A fee will be charged for any checks
                                          that do not clear. Third-party checks
                                          are not accepted.
                                          The Fund may waive its minimum
                                          purchase requirement and the
                                          Distributor may reject a purchase
                                          order if it considers it in the best
                                          interest of the Fund and its
                                          shareholders.

   SHAREHOLDER INFORMATION

-

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "Willamette Funds."

   3. Mail to: The Willamette Funds, P.O. Box 182301, Columbus, OH 43218-2301

   Subsequent:

   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name;
      - Amount invested;
      - Account name;
      - Account number.
      Include your account number on your check.

   3. Mail to: The Willamette Funds, P.O. Box 182301, Columbus, OH 43218-2301.

   BY OVERNIGHT SERVICE

   SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.

   3. Send to: The Willamette Funds,
      Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   Prior to wiring funds and in order to ensure that wire orders are invested promptly, investors must call the Fund at (877) 945-3863 to obtain instructions regarding the bank account number to which the funds should be wired and other pertinent information.

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

                                                              QUESTIONS?
                                                        Call 1-877-945-3863 or
                                                                 your
                                                              investment
                                                            representative.

   SHAREHOLDER INFORMATION

-

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $25, once you've invested the $250 minimum required to open the account.

   To invest regularly from your bank account:

   J Complete the Automatic Investment Plan portion on your Account Application.
     Make sure you note:

     - Your bank name, address and ABA number;

     - Your checking or savings account number;

     - The amount you wish to invest automatically (minimum $25);

     - How often you want to invest (every month, twice a month, 4 times a year, 2 times a year or once a year);

     - Attach a voided personal check or savings deposit slip.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Dividends from net investment income are declared and paid annually and distributions of capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

-

   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares
   at any time. Your sales
   price will be the next NAV
   after your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Normally you will receive
   your proceeds within a
   week after your request is
   received. See the section
   "General Policies on
   Selling Shares".

   BY TELEPHONE (unless you have declined telephone sales privileges)



     1. Call (877) 945-3863 with instructions as to how you wish to receive your funds (mail, check or wire). Note: IRA redemptions must be requested by mail.

   BY MAIL

     1. Call (877) 945-3863 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number;
        - amount you wish to redeem;
        - address where your check should be sent;
        - account owner(s) signature.

     2. Mail to: The Willamette Funds, P.O. Box 182301, Columbus, OH 43218-2301

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund may charge a wire transfer fee.

   Note: Your financial institution may charge a separate fee.

   Call (877) 945-3863 to request a wire transfer.

   If you call by 4 p.m. Eastern time, or the close of the New York Stock Exchange, whichever is earlier, your payment will normally be wired to your bank on the next business day.

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi annual, or annual basis. The minimum withdrawal is $100. To activate this feature:

       - Make sure you have checked the appropriate box on the Account Application or call (877) 945-3863;

       - A minimum balance of $12,000 is required;

       - Include a voided personal check;

       - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500 (see "Closing of Small Accounts").

                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as a redemption of shares.

   SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee which include each of the following:

      - Redemptions Over $50,000;

      - Your account registration or the name(s) in your account has changed within the last 10 business days;

      - The check is not being mailed to the address on your account;

      - The check is not being made payable to the owner of the account;

      - The redemption proceeds are being transferred to another Fund account with a different registration.

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 10 BUSINESS DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check or wire transfer.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

-

   SHAREHOLDER INFORMATION

-

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in the Fund and ways to qualify for reduced sales charges.


     Sales Charge (Load)      Front-end sales charge; reduced sales charges available.
     Distribution (12b-1)     Subject to annual distribution and shareholder (12b-1)
     and Service Fees         servicing fees of up to 0.50% of the Fund's total assets.

   CALCULATION OF SALES CHARGES

   Shares of the Fund are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates for the Fund are as follows:

                                                                                            AMOUNT OF SALES
                                                                                          CHARGE REALLOWED TO
                                                                                             DEALERS AS A
                                           SALES CHARGE             SALES CHARGE             PERCENTAGE OF
    YOUR                                     AS A % OF                AS A % OF             PUBLIC OFFERING
    INVESTMENT                            OFFERING PRICE           YOUR INVESTMENT              PRICE**
     Less than $100,000                        4.50%                    4.71%                    4.00%
     $100,000 but less than $250,000           3.75%                    3.90%                    3.35%
     $250,000 but less than $500,000           2.50%                    2.56%                    2.20%
     $500,000 but less than $750,000           2.00%                    2.04%                    1.75%
     $750,000 but less than                    1.00%                    1.01%                    0.90%
        $1,000,000
     $1,000,000 and above*                     0.00%                    0.00%                    0.00%

    * In the case of investments of $1 million or more, a 0.25% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

   ** The Distributor may reallow up to 100% of the sales charge to Phillips & Company Securities, Inc. and Willamette Securities, Inc., affiliates of the Adviser. The staff of the Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters. The Distributor, at its expense, may provide additional compensation to dealers in connection with sales of Shares of the Fund.

   SHAREHOLDER INFORMATION

-

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS

   Reduced sales charges are available to shareholders with investments of $100,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

   LETTER OF INTENT: You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

   RIGHTS OF ACCUMULATION: When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

   COMBINATION PRIVILEGE: Combine accounts of multiple Willamette Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   SALES CHARGE WAIVERS

   The sales charge will not apply to purchases of Shares by: (a) trust, investment management and other fiduciary accounts managed by the Adviser pursuant to a written agreement; (b) any person purchasing Shares with the proceeds of a distribution from a trust, investment management or other fiduciary account managed by the Adviser pursuant to a written agreement; (c) BISYS or any of its affiliates; (d) Trustees or officers of the Fund; (e) directors or officers of BISYS, the Adviser or affiliates or bona fide full-time employees of the foregoing who have acted as such for not less than 90 days (including members of their immediate families and their retirement accounts or plans) for which there is a written service agreement between the Group and the plan sponsor, so long as such Shares are purchased through the Fund; or (g) any person purchasing shares within an approved asset allocation program sponsored by a financial services organization. The sales charge also does not apply to shares sold to representatives of selling brokers and members of their immediate families that have signed a selling group agreement with the Fund. In addition, the sales charge does not apply to sales to bank trust departments, acting on behalf of one or more clients, of Shares having an aggregate value equal to or exceeding $200,000. Finally, up to 50% of applicable sales charges may be waived for customers of Phillips & Co. Securities, Inc. and Willamette Securities, Inc., both broker-dealer affiliates of the Adviser.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing.

   Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

   SHAREHOLDER INFORMATION

-

   EXCHANGING YOUR SHARES

   You can exchange your shares in the Fund for shares of another Willamette Fund, usually without paying additional sales charges (see "Notes" below). No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to The Willamette Funds, P.O. Box 182301, Columbus, OH 43218-2301 or by calling (877) 945-3863. Please provide the following information:
     - Your name and telephone number;
     - The exact name on your account and account number;
     - Taxpayer identification number (usually your Social Security number);
     - Dollar value or number of shares to be exchanged;
     - The name of the Fund from which the exchange is to be made;
     - The name of the Fund into which the exchange is being made.

   See "Selling your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

     - To prevent disruption in the management of the Fund, due to market timing strategies, exchange activity may be limited to 4 exchanges within a calendar year.
     - The registration and tax identification numbers of the two accounts must be identical.
     - The Exchange Privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.

   INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

   An IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement programs. IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

   All IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to an IRA must distinguish the type and year of the contribution.

   For more information on an IRA call the Fund at (877) 945-3863. Shareholders are advised to consult a tax adviser regarding IRA contribution and withdrawal requirements and restrictions.

   SHAREHOLDER INFORMATION

-

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income the Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends are declared, and usually paid, annually. Capital gains for the Fund are distributed at least annually.

   Dividends and distributions will be automatically paid in additional shares of the Fund unless the shareholder elects to receive either of these amounts in cash. This election is made in the Application Form, and any change must be made in writing to the Fund at P.O. Box 182301, Columbus, Ohio 43218-2301 and will be effective for payments having a record date after the Fund's receipt of this notice. If payments made in cash are returned marked "Undeliverable" or remain uncashed for six months, the cash election will be automatically changed to provide for automatic reinvestment. Undeliverable or returned checks will be cancelled and the amounts payable on those checks will be reinvested in additional shares of the Fund at the net asset value on the date of cancellation.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   Dividends are taxable as ordinary income. If the Fund designates a distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate, regardless of how long you have owned your Fund shares.

   Some Dividends are taxable in the calendar year in which they are declared, even though your account statement may reflect them as being distributed in the following year.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   An exchange of Fund shares is considered a sale, and any related gains may be subject to applicable taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a tax penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules or shareholders that are subject to back-up withholding. To avoid withholding, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 logo
            FUND MANAGEMENT

-

   THE INVESTMENT ADVISER AND SUB-ADVISER

   Willamette Asset Managers, Inc., 220 NW 2nd Avenue, Suite 950, Portland, Oregon 97209, is the investment adviser for the Fund. The Adviser is an affiliate of Phillips & Company Securities Inc. ("Phillips"), and Willamette Securities, Inc., each, a registered broker-dealer. The Adviser is entitled to receive fees, computed daily and paid monthly, at an annual rate of 1.20% of the Fund's average daily net assets. Out of its fees from the Fund, the Adviser pays fees to the Sub-Adviser, accrued daily and paid monthly, at an annual rate of 0.45% of the Fund's average daily net assets.

   The Bank of New York, 1 Wall Street, New York, New York 10286, provides portfolio management services to the Fund, as Sub-Adviser. The Sub-Adviser, founded by Alexander Hamilton in 1784, is one of the largest U.S. commercial banks, with assets over $66.6 billion as of December 31, 1998. As of that date the Sub-Adviser also provided administrative or advisory services for about $48.4 billion in assets.

   John C. Lui, Vice President of the Sub-Adviser, is responsible for day-to-day management of the Fund. Mr. Lui has been employed by the Sub-Adviser for the past four years as an institutional equity manager, and is responsible for managing various investments in equity securities on behalf of the Sub-Adviser's institutional clients. He also serves as portfolio manager to the Small Cap Growth Fund, a series of BNY Hamilton Funds. From 1993 to 1995, Mr. Lui was employed by Barclays Global Asset Management, where he managed global equity and bond portfolios.

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. The address is 3435 Stelzer Road, Columbus, OH 43219.

   The Statement of Additional Information has more detailed information about the Fund's service providers.

   CAPITAL STRUCTURE. The Coventry Group was organized as a Massachusetts business trust on January 8, 1992 and overall responsibility for the management of the Funds is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law.

            FINANCIAL HIGHLIGHTS
-

   FINANCIAL HIGHLIGHTS

   The Financial Highlights table is intended to help you understand the Fund's financial performance since its inception on April 1, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have realized on an investment in the Fund (assuming reinvestment of all dividends and distributions, if any). This information has not been audited. Audited Financial Highlight information will be provided after the Fund has completed a full fiscal year of operations, and will be contained in the Fund's annual report to shareholders.

   Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                      SMALL GAP
                                                                     GROWTH FUND
                                                                    -------------
                                                                     FOR PERIOD
                                                                        ENDED
                                                                    SEPTEMBER 30,
                                                                       1999(a)
                                                                    -------------
    NET ASSET VALUE, BEGINNING OF PERIOD                              $  10.00
    -----------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment loss                                                (0.10)
      Net realized and unrealized gain on investments                     1.86
    -----------------------------------------------------------------------------
        Total from investment activities                                  1.76
    -----------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                    $  11.76
    -----------------------------------------------------------------------------
        Total return (excludes sales charge)                             17.60%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                               $ 18,158
      Ratio of expenses to average net assets                             3.02%(c)
      Ratio of net investment loss to average net assets                 (2.41)%
      Portfolio turnover                                                 34.65%

   (a) For the period from April 5, 1999 (commencement of operations) to September 30, 1999.

   (b) Not annualized.

   (c) Annualized.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER THAT SELLS THE FUND, OR CONTACT THE FUND AT:

                            THE WILLAMETTE FUNDS

                            P.O. BOX 182301

                            COLUMBUS, OHIO 43218-2301

                            TELEPHONE: (877) 945-3863

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can receive text-only copies:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090 or by email to publicinfo@sec.gov.

- Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6526.

WIL 12000

                              WILLAMETTE VALUE FUND

                        WILLAMETTE SMALL CAP GROWTH FUND

                            Investment Portfolios of

                               The Coventry Group



                       Statement of Additional Information
                                January 29, 2000


    This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectuses for the Willamette Value Fund and Willamette Small Cap Growth Fund ("Funds") dated July 31, 1999 and January 29, 2000, respectively ("Prospectuses"). Each Fund is a separate investment portfolio of The Coventry Group (the "Group"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (877) 945-3863.

                                TABLE OF CONTENTS
                                -----------------

                                                                    Page
                                                                    ----

THE COVENTRY GROUP  . . . . . . . . . . . . . . . . . . . . . . .     1
INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . . . . . . .     1
         Additional Information on Portfolio Instruments  . . . .     1
         Investment Restrictions  . . . . . . . . . . . . . . . .    15
         Portfolio Turnover . . . . . . . . . . . . . . . . . . .    17
         Personal Trading Policies. . . . . . . . . . . . . . . .    17
NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . . .    17
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION  . . . . . . . . .    19
         Matters Affecting Redemption . . . . . . . . . . . . . .    19
MANAGEMENT OF THE GROUP . . . . . . . . . . . . . . . . . . . . .    20
         Trustees and Officers  . . . . . . . . . . . . . . . . .    20
         Contol Persons and Principal Holders of Securities          24
         Investment Adviser and Sub-Adviser . . . . . . . . . . .    24
         Portfolio Transactions . . . . . . . . . . . . . . . . .    26
         Banking Laws . . . . . . . . . . . . . . . . . . . . . .    28
         Administrator  . . . . . . . . . . . . . . . . . . . . .    28
         Distributor  . . . . . . . . . . . . . . . . . . . . . .    32
         Custodian  . . . . . . . . . . . . . . . . . . . . . . .    35
         Transfer Agency and Fund Accounting Services . . . . . .    36
         Independent Auditors . . . . . . . . . . . . . . . . . .    37
         Legal Counsel  . . . . . . . . . . . . . . . . . . . . .    37
ADDITIONAL INFORMATION  . . . . . . . . . . . . . . . . . . . . .    37
         Description of Shares  . . . . . . . . . . . . . . . . .    37
         Vote of a Majority of the Outstanding Shares . . . . . .    38
         Additional Tax Information . . . . . . . . . . . . . . .    38
         Yields and Total Returns . . . . . . . . . . . . . . . .    48
         Performance Comparisons  . . . . . . . . . . . . . . . .    51
         Principal Shareholders . . . . . . . . . . . . . . . . .    52
         Miscellaneous  . . . . . . . . . . . . . . . . . . . . .    52
FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . .    53
APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . .   A-1

                       STATEMENT OF ADDITIONAL INFORMATION

                               THE COVENTRY GROUP


    The Coventry Group (the "Group") is an open-end management investment company which issues its Shares in separate series. Each series of Shares relates to a separate portfolio of assets. This Statement of Additional Information deals with the portfolios called Willamette Value Fund ("Value Fund") and Willamette Small Cap Growth Fund ("Growth Fund") (collectively, "Funds"). Willamette Asset Managers, Inc. ("Adviser") serves as investment adviser to both Funds. The Bank of New York ("Sub-Adviser") manages the assets of Growth Fund. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses of the Funds. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of the Funds should be made without first reading the Prospectuses.


                        INVESTMENT OBJECTIVE AND POLICIES

Additional Information on Portfolio Instruments
-----------------------------------------------

The following policies supplement the investment objective and policies of the Funds as set forth in the Prospectuses.

EQUITY SECURITIES. The Funds may invest in common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company's capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not rated. The Fund does not have nay rating criteria applicable to its investments in any securities, convertible or otherwise.

UNITED STATES GOVERNMENT OBLIGATIONS. The Funds may invest in obligations issued or guaranteed by the United States Government, or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

FOREIGN GOVERNMENT OBLIGATIONS. The Funds may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency. See "Foreign Investment Risk."

BANK OBLIGATIONS. Each Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and time deposits.

Growth Fund will invest in obligations only of banks with more than $2 billion in total assets that are (i) organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size ("Euros") and (iii) United States branches of foreign banks of equivalent size ("Yankees"). Growth Fund will not invest in obligations for which the Sub-Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. Growth Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World
Bank).

Value Fund may invest only in Bank Instruments that are either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). In addition to domestic instruments such as bankers' acceptances and certificates of deposit, Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs").

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by Value Fund will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes, including Master Notes, issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Master Notes, however, are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed.

For Growth Fund, Master Notes are governed by agreements between the issuer and the Sub-Adviser acting as agent, for no additional fee, in its capacity as Sub-Adviser to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Sub-Adviser or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Sub-Adviser, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by the Sub-Adviser. Master Notes typically are not rated by credit rating agencies.

Value Fund may purchase commercial paper consisting of issues rated at the time of purchase within the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO"). Value Fund may also invest in commercial paper that is not rated but is determined by the Adviser, under guidelines established by the Group's Board of Trustees, to be of comparable quality. Growth Fund has not established minimum rating requirements for the Fund's investments.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The Adviser or Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

VARIABLE AND FLOATING RATE NOTES. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and which, upon such readjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies. Growth Fund has no minimum rating requirements. Unrated variable and floating rate notes purchased by Value Fund will be determined by the Adviser under guidelines approved by the Group's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, a Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

FOREIGN INVESTMENTS. The Funds may invest in certain obligations or securities of foreign issuers, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), other similar depositary receipts, Yankee Obligations, and U.S. dollar-denominated securities issued by foreign branches of U.S. and foreign banks. Growth Fund may invest up to 15% of its foreign investments in securities that are not listed on a securities exchange or, in the case of debt securities, that are not United States dollar-denominated. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, possible seizure, nationalization, or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source or other taxes, and the adoption of other foreign governmental restrictions. Growth Fund will not invest in foreign commercial paper that is subject to foreign withholding tax at the time of purchase.

Additional risks include less publicly available information, less government supervision and regulation of foreign securities exchanges, brokers and issuers, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and that therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Certain of these investments may subject the Funds to currency fluctuation risks.

DEPOSITARY RECEIPTS. A Fund's investments may include securities of foreign issuers in the form of sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). ADRs are depositary receipts typically issued by a United State bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored depositary receipts may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored depositary receipts.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Growth Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no interest or income accrues to the Fund until settlement. Growth Fund will maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash, U.S. Government securities or other liquid high-grade debt securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, Growth Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. It is the current policy of Growth Fund not to enter into when- issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by these commitments.

LOWER RATED OR UNRATED SECURITIES. Growth Fund has no minimum quality requirements for its debt obligations. Securities rated Baa by Moody's Investors Service ("Moody's) or BBB by Standard & Poors Corporation ("S&P"), or deemed of comparable quality by the Sub-Adviser, may have speculative characteristics. Securities rated below investment grade, i.e., below Baa or BBB, or deemed of comparable quality by the Sub-Adviser, have higher yields but also involve greater risks than higher rated securities. Under quidelines used by rating agencies, securities rated below investment grade, or deemed of comparable quality, have large uncertainties or major risk exposures in the event of adverse conditions, which features outweigh any quality and protective characteristics. Securities with the lowest ratings are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, to be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of such securities held by the Fund with a commensurate effect on the value of its shares.

The secondary market for lower rated securities is not as liquid as that for higher rated securities. This market is concentrated in relatively few market makers and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and investment companies. In addition, the trading market for lower rated securities is generally lower than that for higher-rated securities, and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors may have an adverse effect on the Fund's ability to dispose of these securities and may limit its ability to obtain accurate market quotations for purposes of determining the value of its assets. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult for the Fund's Trustees to value its portfolio, requiring them to rely more on judgment. Less liquid secondary markets may also affect the Fund's ability to sell securities at their fair value. In addition, the Fund may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities, which may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of the Fund's assets invested in illiquid securities may increase.

In the case of corporate debt securities, while the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. Price volatility in these securities will be reflected in the Fund's share value. In addition, such securities generally present a higher degree of credit risk Issuers of these securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

A more description of the quality ratings of prominent rating organizations is contained in Appendix A.

HEDGING. Hedging is a means of transferring risk that an investor does not wish to assume during an uncertain market environment. The Funds are permitted to enter into these transactions solely: (a) to hedge against changes in the market value of portfolio securities and against changes in the market value of securities intended to be purchased or (b) to close out or offset existing positions.

Hedging activity in a Fund may include selling futures contracts on stock indexes, options on stock index futures traded on a national exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges or through private transactions directly with a broker-dealer. A Fund may also hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. A Fund may hedge against fluctations in currency exchange rates, in connection with its investments in foreign securities, by purchasing foreign forward currency exchange contracts. All hedging transactions must be appropriate for reduction of risk; they cannot be for speculation.

Under regulations of the Commodity Exchange Act of 1936, as amended ("Commodity Exchange Act"), an investment company registered under the 1940 Act is exempt from the definition of "commodity pool operator", and, therefore, is not subject to regulation under the Commodity Exchange Act, provided that the entity agrees to restrict its investments in commodity futures and commodity options contracts to: (i) bona fide hedging transactions within the meaning of the Commodity Futures Trading Commission's regulations, without any limitation on quantity, and (ii) other futures and options transactions in which the aggregate initial margin and premiums do not exceed 5% of the liquidation value of the entity's portfolio after taking into account unrealized profits and unrealized losses on any such contracts. The Fund will use commodity futures and commodity options contracts only in a manner consistent with these requirements.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A Fund may enter into forward foreign currency exchange contracts in connection with its investments in foreign securities. A forward contract may be used by a Fund only to hedge against possible variations in exchange rates of currencies in countries in which it may invest. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are traded in the interbank market directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

FUTURES CONTRACTS. Each Fund may invest in futures contracts and options thereon (stock index futures contracts or interest rate futures or options) to hedge or manage risks associated with the Fund's securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contract, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

Successful use of futures by a Fund is also subject to the Adviser's or Sub-Adviser's ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser or Sub-Adviser may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The purchase and sale of futures contracts or related options will not be a primary investment technique of the Funds. A Fund will not purchase or sell futures contracts (or related options thereon) if, immediately after the transaction, the aggregate initial margin deposits and premiums paid by the Fund on its open futures and options positions that do not constitute bona fide hedging transactions, as defined by applicable rules, exceed 5% of the liquidation value of the Fund after taking into account any unrealized profits and unrealized losses on any such futures or related options contracts into which it has entered.

STOCK INDEX FUTURES

A Fund may purchase and sell stock index futures contracts as a hedge against changes resulting from market conditions in the values of securities that are held in its portfolio or that it intends to purchase or when such purchase or sale is economically appropriate for the reduction of risks inherent in the ongoing management of the Fund. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. When the contract is executed, each party deposits with a broker or in a segregated custodial account a specified percentage of the contract amount, called the initial margin, and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account. In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures margin account; if exercised on the last trading day, cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the expiration date is delivered.

A Fund may hedge a portion of its portfolio by selling stock index futures contracts or purchasing puts on these contracts to limit exposure to an actual or anticipated market decline. This provides an alternative to liquidation of securities positions. Conversely, during a market advance or when the investment adviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing stock index futures, or options on these futures. This affords a hedge against a Fund not participating in a market advance when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. When a Fund purchases stock index futures contracts, it will deposit, and mark-to-market daily, an amount of liquid assets consisting of cash, U.S. Government securities, or other liquid securities equal to the market value of the futures contracts in a segregated account with its custodian. Alternatively, a Fund may cover such positions by purchasing offsetting positions, or by using a combination of offsetting positions and cash or liquid securities.

A Fund's successful use of stock index futures contracts depends upon the Adviser's or Sub-Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund's portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, there may be a loss on the futures contracts. In addition, the ability of a Fund to close out a futures position or an option on futures depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular futures contract or option on a futures contract at any particular time. The risk of loss to a Fund is theoretically unlimited when the Fund sells an uncovered futures contract because there is an obligation to make delivery unless the contract is closed out, regardless of fluctuations in the price of the underlying security. A Fund's ability to engage in hedging activities may be limited by certain federal income tax considerations.

OPTIONS ON SECURITIES. A Fund may purchase put options only on equity securities held in its portfolio and write call options and put options on stocks only if they are covered, as described below, and such call options must remain covered so long as the Fund is obligated as a writer. Option transactions can be executed either on a national exchange or through a private transaction with a broker-dealer (an "over-the-counter" transaction). Each Fund may write (sell) "covered" call options and purchase options to close out options previously written by it.

A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation.

The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the Adviser or Sub-Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the particular Fund.

A Fund may only write call options that are "covered", meaning that it either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio. In addition, a Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If a Fund writes a call option, the purchaser of the option has the right to buy (and a Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the "premium". A Fund's obligation to deliver the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a "closing purchase transaction" through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. A Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. A Fund will normally not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options would exceed 15% of the market value of its net assets.

Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Funds' Custodian.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser or Sub-Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

In order to write a call option, a Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. A Fund may not purchase call options on individual stocks except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing transaction may be greater than the premium received by a Fund for writing the option.

A Fund may also purchase put options so long as they are listed on an exchange. If a Fund purchases a put option, it has the option to sell the subject security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the Adviser or Sub-Adviser perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock that the Adviser or Sub-Adviser feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If, during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

A Fund may write put options on a fully covered basis on a stock the Fund intends to purchase. If a Fund writes a put option, the purchaser of the option has the right to sell (and the Fund has the obligation to buy) the underlying security at the exercise price throughout the term of the option. The initial amount paid to a Fund by the purchaser of the option is the "premium". A Fund's obligation to purchase the underlying security against payment of the exercise price will terminate either upon expiration of the option or earlier if the Fund is able to effect a "closing purchase transaction" through the purchase of an equivalent option. There can be no assurance that a closing purchase transaction can be effected at any particular time or at all. In all cases where a put option is written, a Fund will segregate or put into escrow with its custodian, or pledge to a broker as collateral any combination of "qualified securities" (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the exercise price of the put option multiplied by the number of options contracts written times the option multiplier.

A Fund may purchase a call option in a stock it intends to purchase at some point in the future. The purchase of a call option is viewed as an alternative to the purchase of the actual stock. The number of option contracts purchased multiplied by the exercise price times the option multiplier will not be any greater than the number of shares that would have been purchased had the underlying security been purchased. If a Fund purchases a call option, it has the right but not the obligation to purchase (and the seller has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The initial amount paid by a Fund to the seller of the call option is known as the "premium". If during the period of the option the market price of the underlying security remains at or below the exercise price, a Fund will be able to purchase the security at the lower market price. The profit or loss a Fund may realize on the eventual sale of a security purchased by means of the exercise of a call option will be reduced by the premium paid for the call option.

STOCK INDEX OPTIONS. Except as described below, a Fund will write call options on indexes only if on such date it holds a portfolio of stocks at least equal to the value of the index times the multiplier times the number of contracts. When a Fund writes a call option on a broadly-based stock market index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, any combination of "qualified securities" (which consists of cash, U.S. Government securities or other liquid securities) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If a Fund has written an option on an industry or market segment index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, one or more "qualified securities", all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts.

If at the close of business on any business day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will so segregate, escrow or pledge an amount in cash, Treasury bills or other liquid securities equal in value to the difference. In addition, when a Fund writes a call on an index that is in-the-money at the time the call is written, it will segregate with its custodian or pledge to the broker as collateral cash, U.S. Government or other liquid securities equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. However, if a Fund holds a call on the same index as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash, short-term U.S. Government securities, or other liquid securities in a segregated account with its custodian, it will not be subject to the requirements described in this paragraph.

RISKS OF TRANSACTIONS IN STOCK OPTIONS. Purchase and sales of options involves the risk that there will be no market in which to effect a closing transaction. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series or if the transaction was an over-the-counter transaction, through the original broker-dealer. Although the Fund will generally buy and sell options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. If the Fund, as a covered call or put option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers or purchases the underlying security upon exercise.

RISKS OF OPTIONS ON INDEXES. A Fund's purchase and sale of options on indexes will be subject to risks described above under "Risks of Transactions in Stock Options". In addition, the distinctive characteristic of options on indexes creates certain risks that are not present with stock options.

Since the value of an index option depends upon the movements in the level of the index, rather than the price of a particular stock, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of stock prices in the stock market generally or in an industry or market segment rather than movements in the price of a particular stock. Accordingly, successful use by a Fund of options on indexes would be subject to the Adviser's or Sub-Adviser's ability to correctly predict movements in the direction of the stock market generally or of a particular industry. This requires skills and techniques different than predicting changes in the price of individual stocks.

Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, a Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, might not be able to exercise an option that it was holding, which could result in substantial losses to the Fund. It is the policy of each Fund to purchase or write options only on indexes that include a number of stocks sufficient to minimize the likelihood of a trading halt in the index, for example, the S&P 100 or S&P 500 index option.

Trading in index options commenced in April 1993 with the S&P 100 option (formerly called the CBOE 100). Since that time, a number of additional index option contracts have been introduced, including options on industry indexes. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. Fund will not purchase or sell index option contracts unless and until, in the Adviser's or Sub-Adviser's opinion, the market for such options has developed sufficiently that the risk in connection with these transactions is no greater than the risk in connection with options on stock.

RESTRICTED AND ILLIQUID SECURITIES. A Fund may acquire, in privately negotiated transactions, securities that cannot be offered for public sale in the United State without first being registered under the Securities Act of 1933 ("Securities Act"). Restricted securities are subject to restrictions on resale under federal securities law. Because of these restrictions, a Fund may not be able to readily resell these securities at a price equal to what it might obtain for similar securities with a more liquid market. A Fund's valuation of these securities will reflect this restricted liquidity. Under criteria established by the Funds' Trustees, certain restricted securities sold pursuant to Rule 144A under the Securities Act may be determined to be liquid. To the extent that restricted securities are not determined to be liquid, each Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

Restricted securities in which a Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Adviser believes that
Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Funds are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds may invest in securities issued by the other investment companies. Each Fund currently intends to limit its investments in accordance with applicable law. Among other things, such law would limit these investments so that, as determined immediately after a securities purchase is made by a Fund: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) not more than 10% of the outstanding voting stock of any one closed-end investment company will be owned by the Fund together with all other investment companies that have the same investment adviser. Under certain sets of conditions, different sets of restrictions may be applicable. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their Shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne directly by Shareholders.

REPURCHASE AGREEMENTS. Securities held by a Fund may be subject to repurchase agreements. These transactions permit a Fund to earn income for periods as short as overnight. The Fund could receive less than the repurchase price on any sale of such securities. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers and other financial institutions which the Adviser or Sub-Adviser deems creditworthy under guidelines approved by the Group's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Group believes that, under the regular procedures normally in effect for custody of the Funds' securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Group if presented with the question. Securities subject to repurchase agreements will be held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS. Growth Fund is permitted to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase it at a mutually agreed upon date and at a price reflecting the interest rate effective for the term of the agreement. This may also be viewed as the borrowing of money by the Fund. Growth Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Growth Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Growth Fund will establish and maintain with its custodian a separate account with a segregated portfolio of liquid assets consisting of cash or liquid securities in an amount at least equal to its purchase obligations under its repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities it has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds from the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities.

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other liquid, high-grade debt securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Funds may pay reasonable finders' and custodial fees in connection with loans. In addition, the Funds will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Funds will not lend their securities to any director, officer, employee, or affiliate of the Adviser, the Sub-Adviser, the Administrator or the Distributor, unless permitted by applicable law. Loans of portfolio securities involve risks, such as delays or an inability to regain the securities or collateral adjustments in the event the borrower defaults or enters into bankruptcy.

AFFILIATED TRANSACTIONS. The Funds are authorized to execute portfolio transactions through, and to pay commissions to, Phillips & Company Securities, Inc. ("Phillips"), a broker-dealer affiliated with the Adviser, and to purchase securities in underwritings in which Phillips is a member of the underwriting syndicate. A Fund will not acquire portfolio securities issued by, or enter into repurchase agreements or reverse repurchase agreements with, the Adviser, the Distributor or their affiliates.


Investment Restrictions
-----------------------

The following are fundamental investment restrictions of each Fund and may not be changed without approval by vote of a majority of the outstanding shares of the Fund. For this purpose, such a majority vote means the lesser of (1) 67% or more of the voting securities present at an annual or special meeting of Shareholders, if holders of more than 59% of the outstanding voting securities of a Fund are present of represented by proxy or (2) more than 50% of the outstanding voting securities of the Fund.

Each Fund has elected to qualify as a diversified series of the Trust. Additionally, neither Fund may:

    borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

    issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

    concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

    engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

    purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

    purchase physical commodities or contracts relating to physical commodities;

    make loans to other persons, except (i) loans of portfolio securities, and
    (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with a Fund's investment objective and policies may be deemed to be loans.

Portfolio Turnover
------------------

The portfolio turnover rate for each Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less. The turnover rate for each Fund is not expected to exceed 75%.

Personal Trading Policies
-------------------------

    The Funds, the Adviser and Administrator, and the Distributor have adopted Codes of Ethics under Rule 17j-1 under the Investment Company Act of 1940. Consistent with requirements of that Rule, the Codes permit persons subject to the Codes to invest in securities, including securities that may be purchased by a Fund. The Codes and the Rule require these transactions to be monitored.

                                 NET ASSET VALUE

The net asset value of Shares of each Fund is determined and the Shares are priced as of the Valuation Time on each Business Day of the Company. A "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day except days on which there are not sufficient changes in the value of a Fund's portfolio securities that the Fund's net asset value might be materially affected and days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio equity securities for which market quotations are readily available are valued based upon their last sales prices in their principal market. Lacking any sales, these securities are valued at the mean between the most recent bid and asked quotations. Debt securities with remaining maturities of 60 days or less will be valued at their amortized cost. Other debt securities are generally valued by pricing agents based on valuations supplied by broker-dealers or calculated by electronic methods. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the best judgment of the Adviser or Sub-Adviser under the supervision of the Group's Board of Trustees.

Among the factors that will be considered, if they apply, in valuing portfolio securities held by a Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

As noted, the Group may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the Group under the general supervision of the Group's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser or Sub-Adviser from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Matters Affecting Redemption
----------------------------

Fund Shares are sold on a continuous basis by BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (the "Distributor") and BISYS Fund Services has agreed to use appropriate efforts to solicit all purchase orders.

The Group may suspend the right of redemption or postpone the date of payment for Shares with respect to a Fund during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension for the protection of security holders of the Group or a Fund, or (d) the Commission has determined that an emergency exists as a result of which (i) disposal by the Group or a Fund of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Group or a Fund to determine the fair value of its net assets.

The Group may redeem Shares of a Fund involuntarily if redemption appears appropriate in light of the Group's responsibilities under the 1940 Act. See "SHAREHOLDER INFORMATION" in the Prospectus.

                             MANAGEMENT OF THE GROUP

Trustees and Officers
---------------------

Overall responsibility for management of the Group rests with its Board of Trustees, which is elected by the Shareholders of the Group. The Trustees elect the officers of the Group to supervise actively its day-to-day operations. The names of the Trustees and officers of the Group, their addresses, ages and principal occupations during the past five years are as follows:


                                                  Position(s)
                                                   Held With               Principal Occupation
Name, Address and Age                              the Group                During Past 5 Years
---------------------                             -----------               -------------------

Walter B. Grimm*                       Chairman, President and Trustee     From June 1992 to present,
3435 Stelzer Road                                                          employee of BISYS Fund Services,
Columbus, Ohio  43219                                                      from 1987 to June 1992, President

Age:  53                                                                   of Leigh Investments (investment
                                                                           firm).

Maurice G. Stark                        Trustee                            Retired. Until December 31,
505 King Avenue                                                            1994, Vice President-Finance and
Columbus, Ohio 43201                                                       Treasurer, Battelle Memorial
Age:  63                                                                   Institute (scientific research
                                                                           and development service corporation).

Michael M. Van Buskirk                  Trustee                            From June 1991 to present,
37 West Broad Street                                                       Executive Vice President of The
Suite 1001                                                                 Ohio Bankers' Association (trade
Columbus, Ohio 43215                                                       association.
Age:

John H. Ferring IV                      Trustee                            From 1979 to present,
105 Bolte Lane                                                             President and owner of Plaze, Inc.,
St. Clair, Missouri 63077                                                  St. Clair, Missouri
Age:  46

R. Jeffrey Young                        Trustee                            From 1993 to present,
3435 Stelzer Road                                                          employee of BISYS Fund Services.
Columbus, Ohio 43219
Age: 35

J. David Huber                          Vice President                     From June, 1987 to present,
3435 Stelzer Road                                                          employee of BISYS Fund Services.
Columbus, Ohio 43219
Age:  52

Jennifer J. Brooks                      Vice President                     From October, 1988 to present,
3435 Stelzer Road                                                          employee of BISYS Fund Services.
Columbus, Ohio  43219
Age:  33

Nadeem Yousaf                           Treasurer                          From August, 1999 to present,
3435 Stelzer Road                                                          employee of BISYS Fund Services;
Columbus, Ohio 43219                                                       from March 1997 to June 1999, employee
Age:  30                                                                   of Investors Bank and Trust; from
                                                                           October 1994 to March 1997, employee of
                                                                           PricewaterhouseCoopers LLP; from
                                                                           September 1990 to February 1992,
                                                                           employee of KPMG Peat Marwick.

George L. Stevens                       Secretary                          From September 1996 to present,
3435 Stelzer Road                                                          employee of BISYS Fund Services;
Columbus, Ohio 43219                                                       from September 1995 to September
Age:  48                                                                   1996, Independent Consultant;
                                                                           from September 1989 to September
                                                                           1995, Senior Vice President, AmSouth
                                                                           Bank, N.A.

Alaina V. Metz                          Assistant Secretary                From 1995 to present, employee of
3435 Stelzer Road                                                          BISYS Fund Services; from May
Columbus, Ohio 43219                                                       1989 to June 1995, employee of
Age:  31                                                                   Alliance Capital Management.

----------------------------

* Mr. Grimm is considered to be an "interested person" of the Group as defined in the 1940 Act.

As of the date of this Statement of Additional Information, the Group's officers and Trustees, as a group, own less than 1% of either Fund's outstanding Shares.

The officers of the Group receive no compensation directly from the Group for performing the duties of their offices. BISYS Fund Services Ohio, Inc. receives fees from the Funds for acting as Administrator and BISYS Fund Services L.P.

receives fees pursuant to the Service and Distribution Plan. BISYS Fund Services Ohio, Inc. receives fees from the Funds for acting as fund accountant and BISYS Fund Services, Inc. receives fees for transfer agent services. Messrs. Huber, Yousaf, Stevens, Grimm, Ms. Metz and Ms. Brooks are employees of BISYS.

Trustees of the Group not affiliated with BISYS Fund Services receive from the Group an annual fee of $1,000, plus $2,250 for each regular meeting of the Board of Trustees attended and $1,000 for each special meeting of the Board attended in person and $500 for other special meetings of the Board attended by telephone, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with BISYS Fund Services do not receive compensation from the Group.

For the fiscal year ended March 31, 1999, the Trustees received the following compensation from the Group and from certain other investment companies (if applicable) that have the same investment adviser as the Fund or an investment adviser that is an affiliated person of the Group's investment adviser:

                                               Pension or Retirement                                   Total Compensation From
                    Aggregate Compensation      Benefits Accrued As      Estimated Annual Benefits       Registrant and Fund
Name of Trustee          from the Fund         Part of Fund Expenses           Upon Retirement         Complex Paid to Trustees
---------------     ----------------------     ---------------------     -------------------------     ------------------------

Walter B. Grimm             $     0                      $ 0                         $ 0                       $     0
Maurice G. Stark            $166.09                      $ 0                         $ 0                       $10,000
Michael Van Buskirk         $166.09                      $ 0                         $ 0                       $10,000
John H. Ferring IV          $101.73                      $ 0                         $ 0                       $ 5,750

Mr. R. Jeffrey Young was not a Trustee during the period reported.


Control Persons and Principal Holders of Securities
---------------------------------------------------


As of the date of this Statement of Additional Information, ownership of Fund shares by all officers and Trustees, as a group, totaled less than 1% of each fund and no person owned as much as 5% of either Fund's shares or controlled either Fund.


Investment Adviser and Sub-Adviser
----------------------------------

Investment advisory services for the Funds are provided by Willamette Asset Managers, Inc., 220 NW 2nd Avenue, Suite 950, Portland, Oregon 97209. Pursuant to an Investment Advisory Agreement dated as of May 22, 1998 (the "Value Agreement"), the Adviser has agreed to provide investment advisory services to Value Fund as described in the Prospectus of Value Fund. For the services provided pursuant to the Value Agreement, Value Fund pays the Adviser a fee computed daily and paid monthly, at an annual rate, calculated as a percentage of Value Fund's average daily net assets, of 1.00%. The Adviser may periodically waive all or a portion of its advisory fee to increase the net income of Value Fund available for distribution as dividends.

The Adviser provides general management supervision to Growth Fund pursuant to an Investment Advisory Agreement dated as of April 1, 1999 ("Growth Agreement"). For services provided under the Growth Agreement, Growth Fund pays the Adviser a fee computed daily and paid monthly at an annual rate, as calculated a percentage of Growth Fund's average daily net assets, of 1.20%. Out of its fees from Growth Fund, the Adviser pays the fee of the Sub-Adviser.

The total investment advisory fees earned by the Adviser, for service to Value Fund for the fiscal year ended March 31, 1999 was $90,295.33 and the Adviser waived advisory fees in the amount of $27,500. The Adviser received no fees from Growth Fund during that fiscal year since Growth Fund's operations commenced on April 1, 1999.

Unless sooner terminated, the Value Agreement and the Growth Agreement will continue in effect until May 22, 2000 and March 31, 2001, respectively, and from year to year thereafter, if such continuance is approved at least annually by the Group's Board of Trustees or by vote of a majority of the outstanding Shares of the applicable Fund (as defined under "INVESTMENT RESTRICTIONS," above), and a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party to the Agreement by votes cast in person at a meeting called for such purpose. Each Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the particular Fund, or by the Adviser. Each Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the applicable Fund in connection with the performance of the Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

The Bank of New York, 48 Wall Street, New York, New York 10286, provides portfolio management services, as Sub-Adviser, to Growth Fund pursuant to a Sub-Investment Advisory Agreement with the Group and the Adviser, dated as of April 1, 1999. For its services to Growth Fund, the Adviser pays the Sub-Adviser a fee computed daily and paid monthly at an annual rate calculated as a percentage of Growth Fund's average daily net assets, of 0.45%. As of March 31, 1999 Growth Fund had not yet commenced operations, so the Sub-Adviser received no fees during that fiscal year. The Sub-Investment Advisory Agreement will continue in effect, unless sooner terminated, until March 31, 2001, and has provisions for continuation and termination similar to those of the Investment Advisory Agreements. The Sub-Investment Advisory Agreement may also be terminated by the Adviser.

The Value Agreement was approved by both the Trustees and the independent Trustees at a meeting held February 28, 1998. The Growth Agreement and the Sub-Investment Advisory Agreement were so approved at a meeting held November 13, 1998.

Portfolio Transactions
----------------------

Pursuant to the Investment Advisory Agreements and the Sub-Investment Advisory Agreement, the Adviser and Sub-Adviser determine, subject to the general supervision of the Board of Trustees of the Group and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by the Funds, and which brokers are to be eligible to execute the Funds' portfolio transactions. Certain purchases and sales of portfolio securities with respect to the Funds are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Adviser and Sub-Adviser, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

Investment decisions for the Funds are made independently from those for other accounts managed by the Adviser and the Sub-Adviser. Any such account may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another account, the transaction will be averaged as to price, and available investments will be allocated as to amount in a manner which the Adviser or Sub-Adviser believes to be equitable to the applicable Fund and such other account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser or Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other accounts in order to obtain best execution.

For the fiscal year ended March 31, 1999, Value Fund paid brokerage Commissions of $24,245.76. Growth Fund had not commenced operations as of March 31, 1999.

Administrator
-------------

BISYS serves as administrator ("Administrator") to the Funds pursuant to a Management and Administration Agreement dated May 22, 1998 (the "Administration Agreement"). The Administrator assists in supervising all operations of the Funds (other than those performed by the Adviser and Sub-Adviser under the Investment Advisory Agreement and Sub-Investment Advisory Agreement, the Custodian under the Custodian Agreement and by BISYS Fund Services Ohio under the Funding Accounting Agreement and BISYS Fund Services, Inc. under the Transfer Agency Agreement). The Administrator is a broker-dealer registered with the Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file all of the Funds' federal and state tax returns and required tax filings other than those required to be made by the Funds' Custodian and Transfer Agent; prepare compliance filings pursuant to state securities laws with the advice of the Group's counsel; assist to the extent requested by the Funds with the Funds' preparation of their Annual and Semi-Annual Reports to Shareholders and their Registration Statement; compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations other than those performed by the Adviser, under the Investment Advisory Agreements, by the Sub-Adviser under the Sub-Advisory Agreement, by the Custodian under the Custodian Agreement or by BISYS Fund Services, Inc. under the Transfer Agency Agreement or BISYS Fund Services Ohio, Inc. under the Fund Accounting Agreement. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, (1) twenty one-hundredths of one percent (0.20%) of the Funds' average daily net assets or (2) such other fee as may be agreed upon in writing by the Group and the Administrator. The Administrator may periodically waive all or a portion of its fee with respect to each Fund in order to increase the net income of the Fund available for distribution as dividends.

For the Fiscal year ended March 31, 1999, the Administrator was paid administrative fees of $18,059.13 for services to Value Fund. Growth Fund had not commenced operations as of March 31, 1999.

Unless sooner terminated as provided therein, the Administration Agreement will continue in effect until May 31, 2001. The Administration Agreement thereafter shall be renewed automatically for successive three-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Group's Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by a Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Distributor
-----------

BISYS Fund Services L.P. serves as distributor to the Funds pursuant to the Distribution Agreement dated May 22, 1998, (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect with respect to a Fund until May 31, 2000, if such continuance is approved at least annually (i) by the Group's Board of Trustees or by the vote of a majority of the outstanding Shares of the Fund and (ii) by the vote of a majority of the Trustees of the Group who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of any assignment, as defined in the 1940 Act.

In its capacity as Distributor, BISYS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. The Distributor receives no compensation under the Distribution Agreement with the Group, but may receive compensation from each Fund under the Service and Distribution Plan described below.

As described in the Prospectuses, the Group has adopted a Service and Distribution Plan for each Fund (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to compensate the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Participating Organizations") for providing administration, distribution or shareholder service assistance. Payments to such Participating Organizations may be made pursuant to agreements entered into with the Distributor. The Plan authorizes each Fund to make payments to the Distributor in an amount not to exceed, on an annual basis, 0.50% of the Fund's average daily net assets. Each Fund is authorized to pay a Shareholder Service Fee of up to 0.25% of its average daily net assets. As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees") at meetings held on February 19, 1998 (Value Fund) and November 13, 1998 (Growth Fund). The Plan may be terminated with respect to a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of the Fund. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. However, any change in the Plan that would materially increase the distribution cost to a Fund requires approval by that Fund's Shareholders. For so long as the Plan is in effect, selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or, with respect to a Fund, by vote of a majority of the outstanding Shares of that Fund. The Plan will continue in effect with respect to a Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for it to make an informed determination of whether the Plan should be implemented or continued. In addition, for each Fund, the Trustees, in approving the Plan, must determine that there is a reasonable likelihood that the Plan will benefit the Fund and its Shareholders.

For the fiscal year ended March 31, 1999, the Distributor received $45,147 pursuant to the Plan for Value Fund, of which all was paid to Phillips & Company

Securities Inc., an affiliated broker dealer. As of March 31, 1999, Growth Fund had not yet commenced operations.

The Board of Trustees of the Group believes that the Plan is in the best interests of each Fund since it encourages Fund growth. As the Fund grows in size, certain expenses, and, therefore, total expenses per Share, may be reduced and overall performance per Share may be improved.

Custodian
---------

Union Bank of California, 475 Sansome Street, San Francisco, California 94111, serves as the Funds' custodian.

Transfer Agency and Fund Accounting Services
--------------------------------------------

BISYS Fund Services, Inc. serves as Transfer Agent and Dividend Disbursing Agent ("BISYS Fund Services Ohio" or the "Transfer Agent") for the Funds, pursuant to the Transfer Agency Agreement dated May 22, 1998. Pursuant to such Agreement, the Transfer Agent, among other things, performs the following services in connection with the Funds' Shareholders of record: maintenance of shareholder records for each of the Funds' Shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of Shares of the Funds on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials. For such services the Transfer Agent receives a fee based, in part, on the number of shareholders of record. In addition, BISYS Fund Services Ohio, Inc. provides certain fund accounting services to the Funds pursuant to the Fund Accounting Agreement dated May 22, 1998. BISYS Fund Services Ohio receives a fee from each Fund for such services in an amount computed daily and paid periodically at an annual rate of three one-hundredths of one percent (.03%) of each Fund's average daily net assets subject to a minimum of $35,000 per year. In addition, Fund Accountant shall be reimbursed for reasonable out-of-pocket expenses. Under such Agreement, BISYS Fund Services Ohio maintains the accounting books and the records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Custodian, affirmation to the Custodian of all portfolio trades and cash settlements, verification and reconciliation with the Custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

During the fiscal year ended March 31, 1999 Value Fund paid the Transfer Agent and Fund Accountant $64,865 and $31,400, respectively pursuant to the Transfer Agency Agreement and Fund Accounting Agreement. As of March 31, 1999, Growth Fund had not yet commenced operations.

Independent Auditors
--------------------

Ernst & Young LLP, 10 West Broad Street, Suite 2300, Columbus, Ohio 43215, has been selected as independent auditors for the Funds for the fiscal year ended March 31, 2000. Ernst & Young LLP will perform an annual audit of each Fund's financial statements and provide other services related to filings with respect to securities regulations. Reports of their activities will be provided to the Group's Board of Trustees.

Legal Counsel
-------------

Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, is counsel to the Group.

                             ADDITIONAL INFORMATION

Description of Shares
---------------------

The Group is a Massachusetts business trust, organized on January 8, 1992. The Group's Declaration of Trust is on file with the Secretary of State of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are Shares of beneficial interest, with a par value of $0.01 per share. The Group consists of several funds organized as separate series of Shares. The Group's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Group into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of Shares.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Group, Shareholders of each fund are entitled to receive the assets available for distribution belonging to that fund, and a proportionate distribution, based upon the relative asset values of the respective funds, of any general assets not belonging to any particular fund which are available for distribution, subject to any differential class expenses.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Group shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a fund will be required in connection with a matter, a fund will be deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are identical, or that the matter does not affect any interest of the fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding Shares of that fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for funds having the same independent accountants), the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Group voting without regard to individual funds. Rule 18f-3 under the 1940 Act provides that Shareholders of each class shall have exclusive voting rights on matters submitted to Shareholders relating solely to distribution and shareholder service arrangements.

Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Group. However, the Declaration of Trust disclaims liability of the Shareholders, Trustees or officers of the Group for acts or obligations of the Group, which are binding only on the assets and property of the Group, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Group or the Trustees. The Declaration of Trust provides for indemnification out of Group property for all loss and expense of any shareholder held personally liable for the obligations of the Group. The risk of a shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Group itself would be unable to meet its obligations, and thus should be considered remote.

Vote of a Majority of the Outstanding Shares
--------------------------------------------

As used in the Prospectuses and this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of a Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of a Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Fund.

Additional Tax Information
--------------------------

TAXATION OF THE FUND. Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of each taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and any net tax-exempt interest income each taxable year.

As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be treated as received by Shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS. Dividends paid out of a Fund's investment company taxable income generally will be taxable to a U.S. Shareholder as ordinary income. A portion of each Fund's income may consist of dividends paid by U.S. corporations and, accordingly, a portion of the dividends paid by a Fund may be eligible for the corporate dividends-received deduction. Properly designated distributions of net capital gains, if any, generally are taxable to Shareholders as long-term capital gains, regardless of how long the Shareholder has held the Fund's Shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the net asset value of a Share of the particular Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and Shareholders receiving distributions in the form of additional Shares will receive a report as to the net asset value of those Shares.

Distributions by a Fund reduce the net asset value of the Fund's shares. Should a taxable distribution reduce the net asset value below a Shareholder's cost basis, the distribution nevertheless would be taxable to the Shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

DISCOUNT SECURITIES. Investments by a Fund in securities that are issued at a discount will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which a Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax.

Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. Generally, the gain realized on the disposition of any debt security acquired after April 30, 1993 having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security.

OPTIONS AND HEDGING TRANSACTIONS. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option is added to the basis of the purchased security.

Certain options in which a Fund may invest are "section 1256 contracts". Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain Section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.

Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to Shareholders.

A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to Shareholders, and which will be taxed to them as ordinary income or capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Unless certain constructive sales rules (discussed more fully above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which a Fund held the security used to close the short sale. In addition, a Fund's holding period of any security, which is substantially identical to that which is sold short, may be reduced or eliminated as a result of the short sale. Recent legislation, however, alters this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by a Fund, thereby requiring current recognition of gain, as described more fully above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options and other hedging transactions.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Each Fund may invest in shares of foreign corporations (including through ADRs) which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market a Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. SALE OF SHARES. Upon the sale or other disposition of Fund Shares, or upon receipt of a distribution in complete liquidation of a Fund, a Shareholder generally will realize a taxable capital gain or loss which may be eligible for reduced capital gains tax rates, generally depending upon the Shareholder's holding period for the Shares. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced (including Shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on a disposition of Fund Shares held by the Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the Shareholder with respect to such Shares.

In some cases, Shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where (1) the Shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the Shareholder subsequently acquires Shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of Shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the Shares exchanged all or a portion of the sales charge incurred in acquiring those Shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired Shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

FOREIGN WITHHOLDING TAXES. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all reportable payments, including dividends, capital gain distributions and redemptions payable to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's U.S. federal income tax liability.

FOREIGN SHAREHOLDERS. The tax consequences to a foreign Shareholder of an investment in a Fund may be different from those described herein. Foreign Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

OTHER TAXATION. The Group is organized as a Massachusetts business trust and, under current law, neither the Group nor any fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each fund continues to qualify as a regulated investment company under Subchapter M of the

Code.

Fund Shareholders may be subject to state and local taxes on their Fund distributions. In many states, Fund distributions which are derived from interest on certain U.S. Government obligations may be exempt from taxation.

Yields and Total Returns
------------------------

YIELD CALCULATIONS. As summarized in the Prospectus of the Funds under the heading "PERFORMANCE INFORMATION", yields on Fund Shares will be computed by dividing the net investment income per share (as described below) earned by a Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The net investment income per share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                      a - b
                       Yield = 2 [(------- + 1)exp(6) - 1]
                                       cd

Where:           a        =       dividends and interest earned during the
                                     period.

                 b        =       expenses accrued for the period (net of
                                  reimbursements).

                 c        =       the average daily number of Shares
                                  outstanding during the period that were
                                  entitled to receive dividends.

                 d        =       maximum offering price per Share on the
                                  last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is held by the Fund. Interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

During any given 30-day period, the Adviser, the Sub-Adviser, Administrator or Distributor may voluntarily waive all or a portion of their fees with respect to a Fund. Such waiver would cause the yield of that Fund to be higher than it would otherwise be in the absence of such a waiver.

TOTAL RETURN CALCULATIONS. Average annual total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in Shares immediately rather than paid to the investor in cash. A Fund computes the average annual total return by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

         Average Annual                      ERV
           Total Return           =       [(------)exp (1/n) - 1]
                                              P

Where:           ERV              =        ending redeemable value at the end
                                           of the period covered by the
                                           computation of a hypothetical
                                           $1,000 payment made at the beginning
                                           of the period.

                   P              =        hypothetical  initial  payment  of
                                           $1,000.

                   n              =        period covered by the computation,
                                           expressed in terms of years.

A Fund computes its aggregate total return by determining the aggregate compounded rate of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

         Aggregate Total                      ERV
            Return                =        [(------] - 1]
                                               P

                 ERV              =        ending redeemable value at the end
                                           of the period covered by the
                                           computation of a hypothetical
                                           $1,000 payment made at the
                                           beginning of the period.

                 P                =        hypothetical  initial  payment  of
                                           $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Performance Comparisons
-----------------------

Investors may judge a Fund's performance by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices, such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds or Ibbotson Associates, Inc. Comparisons may also be made to indices or data published in IBC/Donaghue's MONEY FUND REPORT, a nationally-recognized money market fund reporting service, Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, and U.S.A. Today. In addition to performance information, general information about the Funds that appears in a publication, such as those mentioned above, may be included in advertisements and in reports to Shareholders. The Funds may also include in advertisements and reports to Shareholders information comparing the performance of the Adviser or the Sub-Adviser to other investment advisers; such comparisons may be published by or included in Nelsons Directory of Investment Managers, Roger's, Casey/PIPER

Manager Database, CDA/Cadence, or Chase Global Data and Research.

Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not be directly comparable to bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of the quality, composition and maturity of a Fund's portfolio, as well as expenses allocated to a Fund. Fees imposed upon customer accounts by third parties for cash management services will reduce a Fund's effective yield to customers.

From time to time, the Funds may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of a Fund.

Miscellaneous
-------------

The Funds may include information in their Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for the Funds or (4) describes investment management strategies for the Funds. Such information is provided to inform Shareholders of the activities of the Funds for the most recent fiscal year or half-year and to provide the views of the Adviser, the Sub-Adviser, and/or Group officers regarding expected trends and strategies.

The Financial Statements of the Willamette Value fund appearing in the Annual (audited) Report to Shareholders for the period ended March 31, 1999 (audited) and the Semi-Annual Reports for Value Fund and Growth Fund for the period ended September 30, 1999 (unaudited) are incorporated herein by reference.

Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of Shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Shareholders owning not less than 10% of the outstanding Shares of the Group entitled to vote may cause the Trustees to call a special meeting, including for the purpose of considering the removal of one or more Trustees. Any Trustee may be removed at any meeting of Shareholders by vote of two-thirds of the Group's outstanding shares. The Declaration of Trust provides that the Trustees will assist shareholder communications to the extent required by Section 16(c) of the 1940 Act in the event that a Shareholder request to hold a special meeting is made.

The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Commission. Copies of such information may be obtained from the Commission upon payment of any prescribed fee.

The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

                                    APPENDIX


The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Adviser with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") and Duff & Phelps, Inc. ("D&F"). Set forth below is a description of the relevant ratings of each such NRSRO. The description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)


DESCRIPTION OF MOODY'S DEBT RATINGS

Excerpts from Moody's description of its bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards -- together with the Aaa group, they comprise what are generally known as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations;: Baa -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -- interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba -- judged to have speculative element, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing -- such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S DEBT RATINGS

Excerpts from S&P's description of its bond ratings are listed as follows: AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA -- has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D -- interest or principal payments are in default.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF SHORT-TERM MUNICIPAL OBLIGATIONS:

Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG or VMIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity. Ratings categories for securities in these groups are as follows: MIG 1/VMIG 1 -- denotes best quality, there is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing; MIG 2/VMIG 2 -- denotes high quality, margins of protection are ample although not as large as in the preceding group; MIG 3/VMIG 3 -- denotes high quality, all security elements are counted for but there is lacking the undeniable strength of the preceding grades; MIG 4/VMIG 4 -- denotes adequate quality, protection commonly regarded as required of an investment security is present, but there is specific risk; SQ -- denotes speculative quality; instruments in this category lack margins of protection.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

Excerpts from Moody's commercial paper ratings are listed as follows: Prime-1 -- issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; Prime-2 -- issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; Prime-3 -- issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; Not Prime -- issuers do not fall within any of the Prime categories.

DESCRIPTION OF S&P'S RATINGS FOR CORPORATE AND MUNICIPAL BONDS:

Investment grade ratings: AAA -- the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA -- has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A -- has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB --regarded as having an adequate capacity to pay interest and repay principal -- whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade ratings: BB, B, CCC, CC, C -- debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal -- while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI -- reserved for income bonds on which no interest is being paid; D -- in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-) -- the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL NOTES AND SHORT-TERM MUNICIPAL DEMAND
OBLIGATIONS:

Rating categories are as follows: SP-1 -- has a very strong or strong capacity to pay principal and interest -- those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation; SP-2 -- has a satisfactory capacity to pay principal and interest; SP-3 -- issues carrying this designation have a speculative capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR SHORT-TERM CORPORATE DEMAND OBLIGATIONS AND COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 -- the degree of safety regarding timely payment is strong -- those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 -- capacity for timely payment is satisfactory -- however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 -- has adequate capacity for timely payment -- however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B -- regarded as having only speculative capacity for timely payment; C -- a doubtful capacity for payment; D -- in payment default -- the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grade period has not expired, unless S&P believes that such payments will be made during such grace period.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------


         ITEM 23.  EXHIBITS

                  (a)(1)   Declaration of Trust(1)


                  (a)(2)   Establishment and Designation of Series of
                           Shares(3)


                  (b)      By-Laws(2)

                  (c) Certificates for Shares are not issued. Articles IV, V, VI and VII of the Declaration of Trust, previously filed as Exhibit (a) hereto, define rights of holders of Shares


                  (d)(1) Investment Advisory Agreement between Registrant and Willamette Asset Managers, Inc.(2)

                  (d)(2) Investment Advisory Agreement between Registrant and Willamette Asset Managers, Inc.(3)

                  (d)(3) Sub-Advisory Agreement between Willamette Asset Managers and Bank of New York(3)

                  (e) Distribution Agreement between Registrant and BISYS Fund Services LP(2)

                  (f)      Not Applicable

                  (g) Custody Agreement between Registrant and Union Bank of California(2)

                  (h)(1) Administration Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(2)

                  (h)(2) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc.(2)

                  (h)(3) Transfer Agency Agreement between the Registrant and BISYS Fund Services, Inc.(2)


                  (i)      Legal opinion(4)


                  (j)      Not Applicable

                  (k)      Not Applicable

                  (l)      Not Applicable

                  (m)      Amended Service and Distribution Plan(3)

                  (n)      Not Applicable

                  (o)      Not Applicable

------------------

1.  Filed with initial Registration Statement on January 8, 1992.

2. Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement (File No. 33-44964) filed electronically with the Securities and Exchange Commission on March 13, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement (File No. 33-44964) filed electronically with the Securities and Exchange Commission on December 17, 1998.


4. Incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement (File No. 3344964) filed electronically with the Securities and Exchange Commission on November 30, 1999.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.

ITEM 25.          INDEMNIFICATION

                  Article IV of the Registrant's Declaration of Trust states as follows:

                  SECTION 4.3.  MANDATORY INDEMNIFICATION.

                  (a) Subject to the exceptions and limitations contained in paragraph (b)below:

                           (i)      every person who is, or has been, a
                                    Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                                    (b)      No indemnification shall be
                                             provided hereunder to a Trustee or
                                             officer:

                                             (i) against any liability to the
                                             Trust, a Series thereof, or the
                                             Shareholders by reason of a final
                                             adjudication by a court or other
                                             body before which a proceeding was
                                             brought that he engaged in willful
                                             misfeasance, bad faith, gross
                                             negligence or reckless disregard of
                                             the duties involved in the conduct
                                             of his office;

                                             (ii) with respect to any matter as
                                             to which he shall have been finally
                                             adjudicated not to have acted in
                                             good faith in the reasonable belief
                                             that his action was in the best
                                             interest of the Trust; or

                                             (iii) in the event of a settlement
                                             or other disposition not involving
                                             a final adjudication as provided
                                             in paragraph (b)(i) or (b)(ii)
                                             resulting in a payment by a Trustee
                                             or officer, unless there has been a
                                             determination that such Trustee or
                                             officer did not engage in willful
                                             misfeasance, bad faith, gross
                                             negligence or reckless disregard of
                                             the duties involved in the conduct
                                             of his office:

                                                 (A) by the court or other body
                                                 approving the settlement or
                                                 other disposition; or

                                                 (B) based upon a review of
                                                 readily available facts (as
                                                 opposed to a full trial-type
                                                 inquiry) by (1) vote of a
                                                 majority of the Disinterested
                                                 Trustees acting on the matter
                                                 (provided that a majority of
                                                 the Disinterested Trustees then
                                                 in office acts on the matter)
                                                 or (2) written opinion of
                                                 independent legal counsel.

                                    (c) The rights of indemnification herein
                                        provided may be insured against by
                                        policies maintained by the Trust, shall
                                        be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                                    (d) Expenses of preparation and presentation
                                        of a defense to any claim, action, suit
                                        or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
                                        Section 4.3, provided that either:

                                        (i) such undertaking is secured by a
                                        surety bond or some other appropriate
                                        security provided by the recipient, or
                                        the Trust shall be insured against
                                        losses arising out of any such advances;
                                        or

                                        (ii) a majority of the Disinterested
                                        Trustees acting on the matter (provided
                                        that a majority of the Disinterested
                                        Trustees acts on the matter) or an
                                        independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification

    As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.  Business and Other Connections of Investment Adviser and its  Officers
          ----------------------------------------------------------------------
          and Directors
          -------------

         [INFORMATION ON RELATIONSHIPS WITH WILLAMETTE SECURITIES TO BE ADDED]

Name & Address                     Position with WAM                      Principal Occupation for past 5 yrs.
--------------                     -----------------                      ------------------------------------

James T. Smith                     CEO                                    Compliance Officer(1995)
220 NW 2nd #950                                                           and CFO(1997) for Phillips
Portland, OR 97209                                                        & Co. Securities, Inc. Joined
                                                                          Phillips & Co. in 10/94. From
                                                                          10/92 to 09/94 was the Sup. of
                                                                          payroll & billing services for
                                                                          Interim Services, Inc.

S. Christopher Clark               Director/Owner                         Executive VP(1993) and
220 NW 2nd #950                                                           Managing Director(1997) for
Portland, OR 97209                                                        Phillips & Co. Securities, Inc.

Timothy C. Phillips                Director/Owner                         CEO of Phillips & Co.
220 NW 2nd #950                                                           Securities, Inc. since
Portland, OR 97209                                                        February 1992.

* The business address of Phillips & Co. Securities, Inc. is 220 N.W. 2nd #950, Portland, Oregon 97209


                 Business and Other Connections of Sub-Adviser
                 ---------------------------------------------


Name                              Title/Company
----                              -------------
J. Carter Bacot................   Retired; Formerly Chairman and Chief Executive
                                  Officer of The Bank of New York Company, Inc.
                                  and Chairman of The Bank of New York (banking)

Richard Barth..................   Retired; Formerly Chairman and Chief
                                  Executive Officer of Ciba-Geigy Corporation
                                  (diversified chemical products)

Frank J. Biondi, Jr............   Chairman and Chief Executive Office of
                                  Universal Studios (diversified entertainment operator)

William R. Chaney..............   Chairman and Chief Executive Officer of
                                  Tiffany & Co., (international designers, manufacturers and distributors of jewelry and fine goods)

Alan R. Griffith...............   Vice Chairman of The Bank of New York Company,
                                  Inc. and of The Bank of New York (banking)

Gerald Hassell.................   President of The Bank of New York Company,
                                  Inc. and The Bank of New York (banking)

Richard J. Kogan...............   President and Chief Executive Officer of
                                  Schering-Plough Corporation (manufacturer of pharmaceutical and consumer products)

John A. Luke, Jr...............   Chairman, President and Chief Executive
                                  Officer of Westvaco Corporation (manufacturer of paper, packaging, and specialty chemicals)

John C. Malone.................   President and Chief Executive Officer of
                                  Tele-Communications, Inc., (cable television multiple system operator)

Donald L. Miller...............   Chief Executive Officer and Publisher of Our
                                  World News, LLC (media)

Deno D. Papageorge.............   Senior Executive Vice President of The Bank of
                                  New York Company, Inc. and The Bank of New
                                  York (banking)

Catherine A. Rein..............   Senior Executive Vice President of
                                  Metropolitan Life Insurance Company (insurance and financial services)

Thomas A. Renyi................   Chairman and Chief Executive Officer of The
                                  Bank of New York Company, Inc. and The Bank of
                                  New York (banking)

William C. Richardson..........   President and Chief Executive Officer of W. K.
                                  Kellogg Foundation, a private foundation

Brian L. Roberts...............   President of Comcast Corporation, developer,
                                  manager and operator of broadband cable
                                  networks and provider of content (banking)


ITEM 27.          PRINCIPAL UNDERWRITER

                  (a)      BISYS Fund Services, Limited Partnership ("BISYS
                           Fund Services") acts as distributor for Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, ESC Strategic Funds, Inc., The Eureka Funds, Fifth Third Funds, Governor Funds, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, MMA Praxis Mutual Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, M.S.D.&T Funds, Pacific Capital Funds, The Republic Funds Trust, The Republic Advisors Funds Trust, Sefton Funds Trust, SSgA International Liquidity Fund, Summit Investment Trust, USAllianz Funds, USAllianz Variable
                           Insurance Products Trust, Valenzuela Capital Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and Vintage Mutual Funds, Inc.

                  (b) Partners of BISYS Fund Services, as of July 30, 1999, were as follows:


Name and Principal Business Address      Position and Offices with Underwriter   Positions and Offices with Registrant
----------------------------------       -------------------------------------   -------------------------------------

BISYS Fund Services, Inc .               Sole General Partner                    None
3435 Stelzer Road
Columbus, Ohio  43219

WC Subsidiary Corporation                Sole Limited Partner                    None
150 Clove Road
Little Falls, New Jersey  07424

                  (c)      Not Applicable.

ITEM 28.       Location of Accounts and Records
--------       --------------------------------

               The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Willamette Asset Managers, Inc. 220 NW 2nd Avenue, Suite 950, Portland, Oregon 97209, (records relating to its function as Adviser), The Bank of New York, 1 Wall Street, New York, New York 10286 (records relating to its functions as Sub-Adviser), BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as General Manager, Administrator and Distributor), and BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as Transfer Agent).


ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.          UNDERTAKINGS.

                  None

                                   SIGNATURES



           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this filing satisfies the criteria of Rule 485(b)(2) and has duly caused this Post-Effective Amendment No. 64 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 28th day of January, 2000.



                               THE COVENTRY GROUP

                                    By:     /s/ Walter B. Grimm
                                            ---------------------
                                            Walter B. Grimm
By:      /s/ Patrick W.D. Turley
         --------------------------
         Patrick W.D. Turley, as attorney-in-fact

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



Signature                           Title                             Date
---------                           -----                             ----


/s/Walter B. Grimm         Chairman, President and Trustee     January 28, 2000
------------------------   (Principal Executive Officer)
Walter B. Grimm**

/s/ John H. Ferring IV            Trustee                      January 28, 2000
------------------------
John H. Ferring IV***

/s/ Maurice G. Stark              Trustee                      January 28, 2000
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk        Trustee                      January 28, 2000
------------------------
Michael M. Van Buskirk*


-------------------------         Trustee                      January 28, 2000
R. Jeffrey Young****


                           Treasurer (Principal Financial      January 28, 2000
------------------------   and Accounting Officer)
Nadeem Yousaf****



By:      /s/ Patrick W.D. Turley
         --------------------------------------
         Patrick W.D. Turley, as attorney-in-fact

* Pursuant to power of attorney filed with Pre-Effective Amendment No. 3 on April 6, 1992.

** Pursuant to power of attorney filed with Post-Effective Amendment No. 26 on May 1, 1996.

*** Pursuant to power of attorney filed with Post-Effective Amendment No. 39 on July 31, 1998.


**** Pursuant to power of attorney filed with Post-Effective Amendment No. 63 on November 29, 1999.